DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Fund Summary
March 15, 2013

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC

Supplement to Statutory Prospectus Dated May 1, 2012

     The following information supplements and replaces and supersedes any contrary information contained in the section of the prospectus of the entitled "Fund Summary- Fees and Expenses":

     The Dreyfus Corporation has contractually agreed, from June 14, 2013 to at least May 1, 2014 to limit the fund's Class A and C expenses, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, shareholder servicing fees and Rule 12b-1 fees, but including the management fee, to .60 of 1% of the value of the fund's average daily net assets.  This agreement may be terminated on or after May 1, 2014.